Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Shareholders' Equity
		in USD ‘000
	Number of common shares	Share capital	Share premium	Total
January 1, 2020	44,423,448	3,499	320,955	324,454
Issuance of shares - EIP 2013	168,641	15	2,065	2,080
Issuance of shares - Underwritten offering	6,964,592	591	19,408	19,999
Issuance of shares - ATM program	5,995,897	469	16,437	16,906
Share issuance costs	-	-	(2,043)	(2,043)
December 31, 2020	57,552,578	4,574	356,822	361,396

		in USD ‘000
	Number of common shares	Share capital	Share premium	Total
January 1, 2021	57,552,578	4,574	356,822	361,396
Issuance of shares - ATM program	15,954,450	1,360	52,327	53,687
Share issuance costs	-	-	(81)	(81)
Exercise of warrants	6,448,240	555	21,562	22,117
December 31, 2021	79,955,268	6,489	430,630	437,119

Summary of Authorized Share Capital	The authorized share capital that is not outstanding is as follows:
	As of December 31,
Number of shares	2021	2020
Authorized share capital	40,610,232	17,611,372